Sales (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue, Major Customer [Line Items]
Sales		$ 27,603	$ 30,266	$ 57,125	$ 55,608
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales				10,538	8,397
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales				7,515		[1]
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales	[1]				$ 12,979

[1]	Less than 10% of sales.